Condensed Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Condensed Consolidated Statements Of Income [Abstract]
OPERATING REVENUES	$ 361.5	$ 448.6
OPERATING EXPENSES
Contract drilling (exclusive of depreciation expense)	191.6	182.4
Depreciation	59.5	51.7
General and administrative	30.1	20.6
Total operating expenses	281.2	254.7
OPERATING INCOME	80.3	193.9
OTHER INCOME, NET	2.2	3.1
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	82.5	197.0
PROVISION FOR INCOME TAXES
Current income tax expense	26.3	23.2
Deferred income tax (benefit) expense	(9.3)	11.8
Total provision for income taxes	17.0	35.0
INCOME FROM CONTINUING OPERATIONS	65.5	162.0
DISCONTINUED OPERATIONS
Income from discontinued operations, net		0.4
Gain on disposal of discontinued operations, net		29.2
Income from discontinued operations		29.6
NET INCOME	65.5	191.6
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(0.9)	(1.8)
NET INCOME ATTRIBUTABLE TO ENSCO	64.6	189.8
EARNINGS PER SHARE - BASIC
Continuing operations	$ 0.45	$ 1.12
Discontinued operations		$ 0.21
Total earnings per share - basic	$ 0.45	$ 1.33
EARNINGS PER SHARE - DILUTED
Continuing operations	$ 0.45	$ 1.12
Discontinued operations		$ 0.21
Total earnings per share - diluted	$ 0.45	$ 1.33
NET INCOME ATTRIBUTABLE TO ENSCO SHARES
Basic	63.6	187.4
Diluted	$ 63.6	$ 187.4
WEIGHTED-AVERAGE SHARES OUTSTANDING
Basic	141.2	140.7
Diluted	141.4	140.8
CASH DIVIDENDS PER SHARE	$ 0.35	$ 0.025